Leases-Group as Lessee - Summary of Amounts Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Depreciation expense of right-of-use-assets	$ 5,593	$ 2,810	$ 1,643
Interest expense on lease liabilities	2,501	751	396
Amounts recognized in profit and loss	$ 8,094	$ 3,561	$ 2,039